COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of total rent expense related to operating leases
Total rent expense related to operating leases, which is recognized in general and administrative expenses, was as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Total rent expense	$1,381	$732	$489

Schedule of future minimum lease payments for operating leases
The schedule of future minimum lease payments for operating leases that had initial or remaining noncancelable lease terms in excess of one year as of December 31, 2013 was as follows:

Operating leases
(In thousands)
2014	$1,365
2015	1,340
2016	1,288
2017	935
2018	690